Share-Based Compensation - Summary of Restricted Stock Units (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
RSUs [Member] | 2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	6,708,799	2,949,911
Granted		4,255,277
Forfeited		(496,389)
Non-vested balance, ending		6,708,799
Non-vested units, Beginning balance	$ 12.48	$ 11.11
Weighted Average Grant Date Fair Value,Granted		13.39
Weighted Average Grant Date Fair Value,Forfeited		12.43
Non-vested units , Ending balance		$ 12.48
Restricted Stock And Performance Stock Units [Member] | R S L Equity Plans Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	7,294,028
Granted	19,757,518
Vested	(3,448,650)
Forfeited	(1,015,215)
Non-vested balance, ending	22,587,681	7,294,028